SECURED BORROWINGS, Term Loan (Details) $ in Thousands				1 Months Ended	2 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended			23 Months Ended
		Nov. 22, 2019 USD ($)	Apr. 28, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017	Apr. 27, 2017	Oct. 31, 2017	Dec. 31, 2019 USD ($) Aircraft Appraiser	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 21, 2019
Secured Borrowings [Abstract]
Proceeds from secured borrowings								$ 0	$ 826,396	$ 513,459
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Principal amount outstanding				$ 1,717,483				1,717,483	2,416,807
Secured Borrowings [Member] | Term Loan [Member]
Secured Borrowings [Abstract]
Principal amount outstanding				$ 385,364				$ 385,364	$ 407,768
Number of aircraft serving as security | Aircraft								27
Maturity date								Aug. 09, 2025
Redemption price percentage								101.00%
Weighted average interest rate	[1]			4.15%				4.15%	5.17%
Frequency of periodic payment								Quarterly
Principal payment								$ 5,600
One-time percentage fee paid in connection with amending the loan		0.25%
Prepayment penalty		$ 0
Proceeds from secured borrowings			$ 50,000
Loss on extinguishment of debt										$ 3,000
Number of independent appraisers | Appraiser								3
Secured Borrowings [Member] | Term Loan [Member] | Maximum [Member]
Secured Borrowings [Abstract]
Loan-to-value ratio								70.00%
Secured Borrowings [Member] | Term Loan [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Obligations in default constituting event of default								$ 50,000
Secured Borrowings [Member] | Term Loan [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate								3 months
Basis spread on variable rate				1.75%	2.00%	2.75%	2.25%				2.00%
Floor interest rate						0.75%

[1]	Represents the contractual interest rates and effect of derivative instruments and excludes the amortization of debt discounts and debt issuance costs.